Note 14 - Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price Per Share	Weighted Average Grant- Date Fair Value Per Share	Weighted Average Remaining Contractual term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2015	1,370,000	$6.34	$1.14		$—
Forfeited	(45,500)	$6.32	$1.44		$—
Expired	(100,000)	$4.30	$8.90		$—
Outstanding at June 30, 2016	1,224,500	$6.51	$1.23	3.57	$—
Vested and exercisable at June 30, 2016	1,162,500	$6.56	$1.18	3.40	$—

	Options	Weighted Average Exercise Price Per Share	Weighted Average Grant-Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2013	1,030,000	$6.60	0.80	6.50	$—
Granted	194,000	5.30	$2.20	8.44
Outstanding at September 30, 2014	1,224,000	6.40	1.00	4.69	$104,000
Granted	180,000	5.50	2.14	7.73
Forfeited or expired	(34,000)	5.00	2.30	8.04
Outstanding at September 30, 2015	1,370,000	6.34	1.14	4.12
Vested and exercisable at September 30, 2015	1,238,000	$6.42	$1.02	3.76	$—